IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			54 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 500	$ 500
FSRU conversion parts
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 500	$ 500	$ 4,500